SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
For the Wells Fargo High Yield Corporate Bond Fund (the “Fund”)

Effectively immediately, Thomas Price, CFA is removed as a portfolio manager to the Fund. All references to Thomas Price, CFA in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

January 15, 2020	II010/P1300SP